Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.10%
Building Products–0.05%
Resideo Technologies, Inc.(b)	1,485	$27,146
Commodity Chemicals–0.03%
AdvanSix, Inc.	365	13,969
Construction & Engineering–1.05%
Fluor Corp.(b)	18,196	562,438
Diversified Banks–0.52%
HSBC Holdings PLC, ADR (United Kingdom)	8,176	279,047
Health Care Distributors–0.19%
Cardinal Health, Inc.	1,337	100,944
Health Care Equipment–0.54%
Baxter International, Inc.	7,098	287,895
Health Care Services–0.81%
Cigna Group (The)	1,704	435,423
Industrial Conglomerates–3.17%
Honeywell International, Inc.	8,891	1,699,248
Industrial Gases–17.24%
Air Products and Chemicals, Inc.	32,122	9,225,760
Industrial Machinery & Supplies & Components–1.28%
SPX Technologies, Inc.(b)	9,685	683,567
Integrated Oil & Gas–6.76%
BP PLC, ADR (United Kingdom)	24,013	911,053
Exxon Mobil Corp.	24,711	2,709,808
		3,620,861
IT Consulting & Other Services–2.67%
International Business Machines Corp.	10,652	1,396,371
Kyndryl Holdings, Inc.(b)	2,131	31,453
		1,427,824
Oil & Gas Drilling–0.02%
Transocean Ltd.(b)	1,554	9,883
Oil & Gas Equipment & Services–5.22%
Baker Hughes Co., Class A	10,919	315,123
Shares		Value
Oil & Gas Equipment & Services–(continued)
Halliburton Co.	42,983	$1,359,982
Schlumberger N.V.	22,801	1,119,529
		2,794,634
Oil & Gas Exploration & Production–9.74%
APA Corp.	18,681	673,637
Hess Corp.	34,299	4,539,130
		5,212,767
Packaged Foods & Meats–16.83%
McCormick & Co., Inc.	108,254	9,007,815
Pharmaceuticals–17.00%
Johnson & Johnson	19,237	2,981,735
Merck & Co., Inc.	35,132	3,737,694
Organon & Co.	3,514	82,649
Pfizer, Inc.	54,734	2,233,147
Viatris, Inc.	6,794	65,358
		9,100,583
Semiconductors–8.30%
Intel Corp.	135,985	4,442,630
Specialty Chemicals–6.05%
International Flavors & Fragrances, Inc.	35,240	3,240,670
Timber REITs–1.63%
Weyerhaeuser Co.	29,040	874,975
Total Common Stocks & Other Equity Interests (Cost $811,223)		53,048,079
Money Market Funds–0.76%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(c)(d)	146,117	146,117
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(c)(d)	96,251	96,270
Invesco Treasury Portfolio, Institutional Class, 4.72%(c)(d)	166,991	166,991
Total Money Market Funds (Cost $409,362)		409,378
TOTAL INVESTMENTS IN SECURITIES–99.86% (Cost $1,220,585)		53,457,457
OTHER ASSETS LESS LIABILITIES—0.14%		72,842
NET ASSETS–100.00%		$53,530,299

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Exchange Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$97,275	$127,371	$(78,529)	$-	$-	$146,117	$1,897
Invesco Liquid Assets Portfolio, Institutional Class	61,383	90,980	(56,093)	(14)	14	96,270	1,072
Invesco Treasury Portfolio, Institutional Class	111,171	145,567	(89,747)	-	-	166,991	1,827
Total	$269,829	$363,918	$(224,369)	$(14)	$14	$409,378	$4,796

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Exchange Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions.  GAAP establishes a  hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2023, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Exchange Fund